Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Aerkomm Inc.
Entity Central Index Key	0001590496
Trading Symbol	AKOM
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine. The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting offers to buy these securities in any state where the offer or sale is not permitted.
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company